Employee retirement benefits and severance payment allowance	12 Months Ended
Mar. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Employee retirement benefits and severance payment allowance
17	Employee retirement benefits and severance payment allowance

(a)	With effect from January 1, 1988, BEL, a wholly-owned foreign subsidiary of the Company in Hong Kong, implemented a defined contribution plan (the “Plan”) with a major international insurance company to provide life insurance and retirement benefits for its employees. All permanent full time employees who joined BEL before December 2000, excluding factory workers, are eligible to join the Plan. Each eligible employee that chooses to participate in the Plan is required to contribute 5% of their monthly salary, while BEL is required to contribute from 5% to 10% depending on the eligible employee’s salary and number of years in service.

The Mandatory Provident Fund (the “MPF”) was introduced by the Hong Kong Government and commenced in December 2000.  BEL joined the MPF by implementing a plan with a major international insurance company.  All permanent Hong Kong full time employees who joined BEL on or after December 2000, excluding factory workers, must join the MPF, except for those who joined the Plan before December 2000.  Both the employee’s and employer’s contributions to the MPF are 5% of the eligible employee’s monthly salary and are subject to a maximum mandatory contribution of HK$1,000 (US$128) per month.  Both the maximum mandatory employee’s and employer’s contributions per month increased to HK$1,250 (US$160) since June 1, 2012, and then later to HK$1,500 (US$192) since June 1, 2014.

Pursuant to the relevant PRC regulations, the Company is required to make contributions for each employee, at rates based upon the employee’s standard salary base as determined by the local Social Security Bureau, to a defined contribution retirement scheme organized by the local Social Security Bureau in respect of the retirement benefits for the Company’s employees in the PRC.

(b)	The contributions to each of the above schemes are recognized as employee benefit expenses when they are due and are charged to the consolidated statement of operations. The Company’s total contributions and accruals to the above schemes for the years ended March 31, 2014, 2015 and 2016 amounted to $758,000, $693,000 and $293,000, respectively. The Company has no other obligation to make payments in respect of retirement benefits of the employees.

(c)	According to the New Labor Law in the PRC which was effective on January 1, 2008, a company is required to provide one month’s salary for each year of service as a severance payment. As such, the Company paid $1,194,000 for severance payment in the fiscal year ended March 31, 2014 to the terminated staff when production was moved from the Shenzhen factory to the Xinxing factory. The Company recognized a total provision of $317,000 as of March 31, 2016 for severance payments for staff in the PRC (2015: $256,000, 2014: $156,000). The accrued severance payment allowance is reviewed every year.